Acquisitions and Other Transactions	12 Months Ended
Dec. 31, 2024
Acquisitions and Other Transactions
Acquisitions and Other Transactions

Note 4 - Acquisitions and Other Transactions

Subsequent to December 31, 2024

(a)	Acquisition of Precious Metals Stream on Sibanye Stillwater Limited’s Western Limb Mining Operations – South Africa

Subsequent to year-end, on February 28, 2025, the Company’s wholly owned subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”) completed the acquisition of a precious metals stream (the “Western Limb Mining Operations Stream”) with reference to specific production from Sibanye Stillwater Limited’s (“Sibanye-Stillwater”) Marikana, Rustenburg and Kroondal mining operations (the “Stream Area”) in South Africa for a purchase price of $500.0 million. The Western Limb Mining Operations Stream is primarily comprised of a gold component for the life of mine (“LOM”) and a platinum component.

Key terms:

●	Gold stream deliveries to FNBC are initially based off the platinum, palladium, rhodium and gold (“4E PGM”) production from the Stream Area, according to the following schedule:
o	Gold ounces equal to 1.1% of 4E PGM ounces contained in concentrate until delivery of 87,500 ounces of gold, then
o	Gold ounces equal to 0.75% of 4E PGM ounces contained in concentrate until total delivery of 237,000 ounces of gold, then
o	80% of gold contained in concentrate for the remaining LOM.
●	Platinum stream deliveries to FNBC are based on platinum production from the Western Limb Mining Operations Stream Area, according to the following schedule:
o	1.0% of platinum contained in concentrate until the delivery of 48,000 ounces of platinum, then
o	Step-up to 2.1% of platinum contained in concentrate until total delivery of 294,000 ounces of platinum, then
o	No further platinum deliveries.

Other terms include:

●	Gold and platinum ounces delivered will be subject to an ongoing payment of 5% of spot prices respectively to Sibanye-Stillwater. In the case of gold, the ongoing payment will increase to 10% following the delivery of 237,000 ounces of gold to FNBC.
●	Effective start date of the Western Limb Mining Operations Stream is September 1, 2024, and first delivery approximately 45 days after closing of the transaction.
(b)	Pandora Royalty – South Africa

Subsequent to year-end, on February 28, 2025, the Company and Sibanye-Stillwater converted the 5% net profit interest that the Company holds on the Pandora property to a 1% net smelter return royalty.

(c)	Financing Package with Discovery Silver Corp. on the Porcupine Complex – Ontario, Canada

Subsequent to year-end, on January 27, 2025, the Company, through a wholly-owned subsidiary, agreed to acquire a 4.25% NSR royalty for $300.0 million, consisting of two tranches, on Discovery Silver Corp.’s (“Discovery”) Porcupine Complex, located in Ontario, Canada. The Company also agreed to provide a $100.0 million senior secured term loan (the “Discovery Term Loan”), and on February 3, 2025, the Company purchased 78,833,333 subscription receipts for $48.6 million (C$70.9 million).

Closing of the transactions are subject to customary conditions, including the successful completion of the acquisition by Discovery of the Porcupine Complex (which is itself subject to conditions, including, without limitation, receipt of certain regulatory consents and approvals), and is expected to occur in Q2 2025.

Porcupine NSR Royalty

The royalty on the Porcupine Complex consists of two tranches: (i) a 2.25% NSR in perpetuity on all minerals produced, and (ii) a 2.00% NSR on all minerals produced until the earlier of i) royalty payments on the tranche equivalent to 72,000 gold ounces or ii) a cash payment equal to a pre-tax annual internal rate of return of 12% in reference to a $100.0 million attributable purchase price.

Discovery Term Loan

The Discovery Term Loan is a $100.0 million, 7-year term loan with an availability period of 2 years. The loan will bear interest at a rate of 3-Month Secured Overnight Financing Rate (“3-Month SOFR”) +4.50% per annum. Amortization will begin after year 5 at 5% per quarter, with no restrictions on prepayment. The loan provides for an upfront fee equal to 2% on any principal drawn, a standby fee of 100 basis points per annum on undrawn funds, and the issuance of 3-year common share purchase warrants by Discovery of $1.0 million.

Discovery Subscription Receipts

As part of a concurrent public offering of subscription receipts of approximately $169.5 million (C$247.5 million) which closed on February 3, 2025, the Company purchased 78,833,333 subscription receipts at a price of C$0.90 per subscription receipt for an aggregate purchase price of $48.6 million (C$70.9 million). Each subscription receipt entitles the holder to receive, without payment of additional consideration and without further action, one common share of Discovery upon the satisfaction or waiver of certain release conditions. Upon receipt of the Discovery common shares, Franco-Nevada will own approximately 9.9% of Discovery’s issued and outstanding common shares. Franco-Nevada has agreed to a two-year lock-up, commencing on the closing of the acquisition in respect of Discovery common shares acquired in the offering.

(d)	Acquisition of Royalty on Hayasa Metals Inc.’s Urasar Project – Armenia

Subsequent to year-end, on January 21, 2025, the Company acquired a 0.625% NSR covering all minerals produced from Hayasa Metals Inc.’s (“Hayasa”) Urasar gold-copper project in northern Armenia for $0.55 million, pursuant to a joint acquisition agreement with EMX Royalty Corp. (“EMX”).

2024

(a)	Acquisition of Royalty on Newmont Corporation’s Yanacocha Operations – Peru

On August 13, 2024, the Company indirectly acquired from Compañía de Minas Buenaventura S.A.A. (“Buenaventura”) and its subsidiary, an existing 1.8% NSR on all minerals (the “Yanacocha Royalty”) covering Newmont Corporation’s (“Newmont”) Yanacocha mine and adjacent mineral properties, including the Conga project, located in Peru.

Consideration for the Yanacocha Royalty consisted of $210.0 million paid in cash on closing, plus a contingent payment of $15.0 million (payable with 118,534 common shares of Franco-Nevada, as determined as of the date of closing), payable upon the Conga project achieving commercial production for a full year prior to the 20th anniversary of closing.

The acquisition of the Yanacocha Royalty was effective July 1, 2024.

The transaction has been accounted for as an acquisition of mineral interests.

(b)	Acquisition of Gold Stream on SolGold plc’s Cascabel Copper-Gold Project – Ecuador

On July 15, 2024, the Company acquired, through its wholly-owned subsidiary, FNBC, a gold stream (the “Cascabel Stream”) from SolGold plc (“SolGold”) with reference to production from the Cascabel project located in Ecuador. FNBC and

Osisko Gold Royalties Ltd.’s subsidiary, Osisko Bermuda Limited (“Osisko”), participated in the stream financing package on a 70%/30% basis. FNBC will provide a total of $525.0 million and Osisko a total of $225.0 million for a total combined funding of $750.0 million as follows:

●	$70.0 million from FNBC in pre-construction funding available as three equal sized staged payments. FNBC funded an upfront deposit of $23.4 million at closing and will fund two additional staged deposits of $23.3 million each, subject to completion of key development milestones.
●	$455.0 million available from FNBC towards construction, subject to customary conditions including receipt of all material permits, a construction decision approved by the SolGold board of directors and the remainder of the required project financing being available.

Stream deliveries attributable to FNBC are based on gold production from the Cascabel property, according to the following schedule:

●	14.0% of gold produced in concentrate until 525,000 ounces of gold have been delivered.
●	Thereafter, 8.4% of gold produced in concentrate for the remaining life of mine.

SolGold will receive 20% of the spot gold price for each ounce of gold delivered.

Other terms include:

●	In the event of a change of control within five years from closing, FNBC has the option to terminate the Cascabel Stream and receive repayment of the deposit that has been advanced by such date plus a return. If not elected, SolGold may purchase 50% of the Cascabel Stream if the change of control occurs within three years from closing and 33.33% of the Cascabel Stream if the change of control occurs in the following two years for a one-time gold payment equal to a 15.0% internal rate of return on the portion of the deposit being bought back that has been advanced by such date, plus a change of control fee.
●	FNBC and Osisko obtained a right of first refusal on any future royalties or streams over the Cascabel concession and the Cascabel Stream applies to any production from other properties owned by SolGold that is processed through the project mill or infrastructure.
●	The Cascabel Stream has adjustment mechanisms in the event of changes to the scale or timeline of development. SolGold and certain of its subsidiaries have provided FNBC and Osisko with corporate guarantees and security over their assets related to the Cascabel project.
●	FNBC has agreed to contribute to environmental and social initiatives carried out by SolGold in the vicinity of the project for $750,000 over a 3-year period on a 70%/30% basis with Osisko.

As at December 31, 2024, FNBC disbursed $23.4 million in relation to its stream commitment for the Cascabel project and has remaining commitments of $501.6 million.

The transaction has been accounted for as an acquisition of a mineral interest.

(c)	G Mining Ventures Corp. Term Loan and Equity Investment

G Mining Ventures Term Loan

The Company advanced, through a wholly-owned subsidiary, $75.0 million to G Mining Ventures Corp. (G Mining Ventures”) pursuant to a term loan agreement (the “G Mining Ventures Term Loan”). The G Mining Ventures Term Loan agreement was entered into in July 2022 as part of the Company’s initial project financing package in connection with the Tocantinzinho gold project. The G Mining Ventures Term Loan was funded in two tranches, with $42.0 million on January 29, 2024 and $33.0 million on April 19, 2024. Refer to Note 7(a) for further details.

The G Mining Ventures Term Loan is accounted for as a loan receivable measured at amortized cost in accordance with IFRS 9.

G Mining Ventures Equity Investment

On July 12, 2024, the Company completed a private placement of $25.0 million with G Mining Ventures at a price of C$2.279 per share (equivalent to C$9.116 per share following the merger between G Mining Ventures and Reunion Gold Corporation on July 15, 2024).

On December 4, 2024, the Company exercised share purchase warrants to acquire 2,875,000 common shares of G Mining Ventures at a price of C$7.60 for a total cost of $15.5 million (C$21.9 million). The share purchase warrants were granted to the Company in connection with its initial project financing package for the Tocantinzinho gold project in July 2022.

The transaction has been accounted for as an equity investment designated at FVOCI.

(d)	EMX Royalty Corporation Term Loan

On August 9, 2024, the Company advanced, through a wholly-owned subsidiary, $35.0 million (net of a commitment fee equal to 1% of the principal amount) to EMX pursuant to a term loan agreement (the “EMX Term Loan”). The EMX Term Loan is a senior secured term loan which matures on July 1, 2029. Refer to Note 7 (b) for further details.

The EMX Term Loan is accounted for as a loan receivable measured at amortized cost in accordance with IFRS 9.

(e)	Term Loan with SolGold

On May 13, 2024, SolGold received a $10.0 million term loan from the Company which was repaid on July 17, 2024. The SolGold Term Loan had a maturity date of July 19, 2024 and carried an interest rate of 12% per annum with interest payments deferred until maturity.

The SolGold Term Loan has been accounted for as a loan receivable measured at amortized cost in accordance with IFRS 9. Refer to Note 7 (d) for further details. Interest earned on the SolGold Term Loan has been included within interest revenue on the statement of income (loss) and comprehensive income (loss).

(f)	Acquisition of Royalty in the Stewart Mining Camp and Private Placement with Scottie Resources Corp. – British Columbia, Canada

On April 15, 2024, the Company acquired a 2.0% gross production royalty on all minerals produced on Scottie Resources Corp.’s (“Scottie”) claims in the Stewart Mining Camp in the Golden Triangle in British Columbia, Canada, for a purchase price of $5.9 million (C$8.1 million).

In addition, the Company acquired 5,422,994 common shares of Scottie at a price of C$0.18 per common share for an aggregate of $0.7 million (C$1.0 million).

The acquisition of the gross production royalty has been accounted for as an acquisition of a mineral interest and the common shares of Scottie has been accounted for as an equity investment designated at FVTOCI.

(g)	Receipt of Séguéla Royalty Buy-Back Proceeds – Cote d’Ivoire

On March 30, 2024, Fortuna Mining Corp. (“Fortuna”) exercised its option to buy-back 0.6% of the Company’s initial 1.2% NSR on the Séguéla mine for $6.5 million (A$10.0 million). The Company’s NSR percentage on the Séguéla mine is now 0.6%.

The transaction has been accounted for as a disposal of a mineral interest.

(h)	Amendment of Condestable Gold and Silver Stream – Peru

On March 27, 2024, the Company amended, its precious metal stream agreement with reference to the gold and silver production from the Condestable mine in Peru, owned and operated by a subsidiary of Southern Peaks Mining LP, a private company, by advancing, through a wholly-owned subsidiary, an additional up-front deposit of $10.0 million for a total combined deposit of $175.0 million. Under the amended agreement, following the end of the fixed delivery period on December 31, 2025, Franco-Nevada will receive 63% of the gold and silver contained in concentrate until a cumulative total of 87,600 ounces of gold and 2,910,000 ounces of silver have been delivered (the “Variable Phase 1 Deliveries”), then 37.5% over the remaining life of the mine (the “Variable Phase 2 Deliveries”). The March 2024 amendment increased the Variable Phase 2 Deliveries from 25% to 37.5%.

The transaction has been accounted for as an acquisition of a mineral interest.

(i)	Acquisition of Silver Royalty on Stibnite Gold Project – U.S.

On March 21, 2024, the Company acquired, through a wholly-owned subsidiary, a NSR interest covering all of the payable silver production from the Stibnite Gold project in Idaho, U.S, for a purchase price of $8.5 million.

The transaction has been accounted for as an acquisition of a mineral interest.

(j)	Exercise of Option by EMX for an Effective NSR Interest on Caserones – Chile

On January 19, 2024, EMX exercised an option to acquire 0.0531% of the Company’s effective NSR on the Caserones mine for a price of $4.7 million, such that the Company’s effective NSR on Caserones is now 0.517%.

The transaction has been accounted for as a disposal of a mineral interest.

(k)	Acquisition of Additional Royalties on Pascua-Lama Project – Chile

On January 3, 2024, the Company acquired, through a wholly-owned subsidiary, an additional interest in the Chilean portion of Barrick Gold Corporation’s Pascua-Lama project for a purchase price of $6.7 million. Including the interest the

Company acquired in August 2023, the Company now holds hold a 2.941% NSR (gold) and a 0.588% NSR (copper) on the property.

The transaction has been accounted for as an acquisition of a mineral interest.

(l)	Acquisition of Additional Natural Gas Royalty Interests in the Haynesville – U.S.

On January 2, 2024, the Company, through wholly-owned subsidiaries, closed the acquisition of a royalty portfolio in the Haynesville gas play in Louisiana and Texas for a total purchase price of $125.0 million. The Company had funded an initial deposit of $12.5 million in November 2023, when it entered into the agreement. The remainder of the purchase price of $112.5 million was funded upon closing of the transaction in January 2024.

The transaction was accounted for as an acquisition of a royalty interest.

(m)	Acquisition of Mineral Rights with Continental Resources, Inc. – U.S.

Franco-Nevada recorded contributions to the Royalty Acquisition Venture of $23.5 million in 2024 (2023 – $9.6 million). As at December 31, 2024, Franco-Nevada’s cumulative investment in the Royalty Acquisition Venture totaled $473.7 million and Franco-Nevada has remaining commitments of up to $46.3 million.

The Royalty Acquisition Venture is accounted for as a JO in accordance with IFRS 11.

2023

(a)	Financing Package with Skeena Resources Ltd. on the Eskay Creek Project – British Columbia, Canada

On December 18, 2023, the Company completed the following transactions with Skeena Resources Ltd. (“Skeena”):

Eskay Creek Royalty

On December 18, 2023, the Company acquired an incremental royalty of 1.0% NSR for a purchase price of $41.8 million (C$56.0 million) on closing of the transaction, and now holds a 2.5% NSR covering Skeena’s Eskay Creek properties. The amended royalty agreement also provides contingent consideration of $3.4 million (C$4.5 million) payable by Franco-Nevada upon the achievement of certain conditions relating to materials in the Albino Lake Storage Facility at Eskay Creek.

The acquisition of the incremental royalty interests have been accounted for as acquisitions of mineral royalty interests. The contingent payments will be capitalized as part of the cost of the royalty when the underlying obligating event has occurred.

Skeena Convertible Debenture

On December 18, 2023, the Company advanced $18.7 million (C$25.0 million) and received a convertible debenture (the “Skeena Convertible Debenture”). The Skeena Convertible Debenture had a maturity date which was the earlier of December 19, 2028 or on the completion of a project financing for Eskay Creek approved by the Board of Skeena. On June 26, 2024, Skeena paid $18.9 million (C$25.9 million) to Franco-Nevada as full repayment for the Skeena Convertible Debenture. Refer to Note 7 (c) for further details.

(b)	Acquisition of Royalty Interests on Magino Gold Mine – Ontario, Canada

On November 15, 2023, the Company acquired, through a wholly-owned subsidiary, an additional 1.0% NSR on Argonaut Gold Inc.’s (“Argonaut”) Magino gold mine in Ontario, Canada (now owned by Alamos Gold Inc.) for a purchase price of $28.0 million. Franco-Nevada acquired an initial 2% NSR on Magino on October 27, 2022, for a purchase price of $52.5 million. The Company now holds an aggregate 3.0% NSR on Magino.

The transactions have been accounted for as an acquisition of mineral royalty interests.

(c)	Funding of Stream on Tocantinzinho Project – Brazil

During the year ended December 31, 2023, the Company fully funded the deposit of $250.0 million in connection to its stream on the Tocantinzinho project. The Tocantinzinho Stream agreement was entered into in July 2022 as part of the Company’s initial project financing package in connection with the Tocantinzinho gold project. Stream deliveries to FNBC are based on gold production from the Tocantinzinho property, according to the following schedule: (i) 12.5% of gold produced until 300,000 ounces of gold have been delivered and, thereafter, (ii) 7.5% of gold produced for the remaining mine life. G Mining Ventures will receive 20% of the spot gold price for each ounce of gold delivered.

The Tocantinzinho Stream is accounted as an acquisition of a mineral interest.

(d)	Acquisition of Royalty on Wawa Gold Project – Ontario, Canada

On August 29, 2023, the Company acquired a 1.5% NSR on Red Pine Exploration Inc.’s Wawa gold project, located in Ontario, Canada, for a purchase price of $5.0 million (C$6.8 million). The agreement provides Franco-Nevada the option to acquire an additional 0.5% NSR based on predetermined conditions.

The transaction has been accounted for as an acquisition of mineral royalty interests.

(e)	Acquisition of Royalty on Volcan Gold Project – Chile

On July 6, 2023, the Company agreed to acquire, through a wholly-owned subsidiary, a 1.5% NSR on the Volcan gold project located in the Maricunga Gold Belt in the Atacama region of Chile for a purchase price of $15.0 million. The project is owned by Tiernan Gold Corporation (“Tiernan”), a company privately held by Hochschild Mining plc. The agreement provides Franco-Nevada the option to acquire an additional 1.0% NSR based on pre-determined conditions. The Company already hold an existing 1.5% NSR on the peripheral Ojo de Agua area, which is owned by Tiernan and forms part of the Volcan project.

The transaction has been accounted for as an acquisition of mineral royalty interests.

(f)	Acquisition of Royalty Interest on Caserones – Chile

The Company acquired, through a wholly-owned subsidiary, an incremental effective NSR totaling 0.1120% on the Caserones copper-molybdenum mine, now owned by Lundin Mining Corporation, located in the Atacama region of Chile. The incremental effective 0.1120% NSR was acquired in two transactions: (i) a 0.0260% effective NSR on March 8, 2023, for a purchase price of $2.1 million, and (ii) a 0.0860% NSR on June 29, 2023, for a purchase price of $7.3 million. Inclusive of the Company’s interest of 0.4582% acquired in April 2022, the Company held a 0.5702% effective NSR on Caserones as at December 31, 2023.

The transaction has been accounted for as an acquisition of mineral royalty interests. To purchase its interest in the Caserones royalty, Franco-Nevada acquired shares in Socieded Legal Minera California Una de la Sierra Peña Negra (“SLM California”). SLM California is a privately held entity whose purpose is to pay Chilean taxes in respect of and distribute proceeds from the Caserones royalty to its shareholders.

(g)	Acquisition Agreement for New Royalties with EMX Royalty Corporation

On June 27, 2023, the Company executed a binding term sheet with EMX for a three-year arrangement for the joint acquisition of newly created precious metals and copper royalties sourced by EMX. Franco-Nevada will contribute 55% (up to $5.5 million) and EMX will contribute 45% (up to $4.5 million) towards the royalty acquisitions, with the resulting royalty interests equally split on a 50/50 basis.

(h)	Acquisition of Royalties on Exploration Properties – Nevada and Arizona, U.S.

On June 15, 2023, the Company acquired, through a wholly-owned subsidiary, a portfolio of eight royalties on exploration properties located in the states of Nevada and Arizona, including a 0.5% NSR on Integra Resources Corp.’s Wildcat and Mountain View gold projects, for a purchase price of $2.5 million.

The transaction has been accounted for as an acquisition of mineral royalty interests.

(i)	Acquisition of Additional Royalty on Valentine Gold Project and Private Placement with Marathon Gold Corporation – Newfoundland, Canada

On June 8, 2023, the Company acquired an additional 1.5% NSR on Marathon Gold Corporation’s (“Marathon”) Valentine Gold project located in Newfoundland (now owned by Calibre Mining Corp.) for a purchase price of $45.0 million. Inclusive of our initial 1.5% NSR (reduced from 2.0% following Marathon’s buy back of 0.5%, as described in Note 4(l)), the Company now holds an aggregate 3.0% NSR on the project.

The acquisitions of the NSR have been accounted for as acquisitions of a mineral royalty interest.

Marathon Common Shares

On July 5, 2023, Franco-Nevada acquired 6,578,947 common shares of Marathon at a price of C$0.76 per common share for an aggregate of $3.8 million (C$5.0 million), comprising the back-end of a non-brokered charity flow-through offering. The common shares of Marathon are accounted for as an equity investment designated at FVTOCI.

(j)	Acquisition of Royalty on Kerr-Addison Property and Share Subscription with Gold Candle Ltd. – Ontario, Canada

On April 14, 2023, the Company acquired a 1% NSR on Gold Candle Ltd.’s (“Gold Candle”) Kerr-Addison project located in Virginiatown, Ontario, which hosts the formerly producing Kerr-Addison gold mine, for a purchase price of $10.0 million.

The acquisition of the 1% NSR has been accounted for as an acquisition of a mineral royalty interest.

Gold Candle Common Shares

On July 26, 2023, Franco-Nevada acquired 5,454,546 common shares of Gold Candle, a private company, at a price of C$1.10 per common share for an aggregate purchase price of $4.6 million (C$6.0 million).

The common shares of Gold Candle has been accounted for as an equity investment designated at FVTOCI.

(k)	Acquisition of Gold Royalties – Australia

On February 22, 2023, the Company acquired a portfolio of five primarily gold royalties from Trident Royalties Plc, which includes a 1.5% NSR on Ramelius Resources’ Rebecca gold project (“Rebecca”) located in Western Australia, for total consideration of $15.6 million payable as follows: (i) $14.3 million paid on closing of the transaction, and (ii) $1.3 million in a contingent payment payable upon first gold production at Rebecca.

The transaction has been accounted for as an acquisition of a mineral royalty interest. The contingent payment will be capitalized as part of the cost of the mineral royalty interest if and when the underlying obligating events have occurred.

(l)	Receipt of Valentine Gold Royalty Buy-back – Newfoundland, Canada

On February 22, 2023, Marathon exercised its option to buy-back 0.5% of the initial 2.0% NSR on the Valentine Gold project by paying $7.0 million to Franco-Nevada. We acquired the initial 2.0% NSR on February 21, 2019 for $13.7 million (C$18.0 million).